February 3, 2021 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on January 28, 2021 (Accession No. 0001387131-21-001347) for the Timber Point Global Allocations Fund and Timber Point Alternative Income Fund, each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 629-9482 or bjhowell@strausstroy.com.

Very truly yours,

/s/ Bo J. Howell
Strauss Troy Co., LPA